Contingent liabilities and contingent assets (Tables)	6 Months Ended
Dec. 31, 2023
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squad	Other	Total
Type of condition	£’000	£’000	£’000
MUFC appearances/team success/new contract	75,700	36,668	112,368
International appearances	10,256	2,229	12,485
Awards	32,085	—	32,085
Other	928	174	1,102
	118,969	39,071	158,040